Allowance for Loan Losses - Accrued Interest Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accrued Interest Receivable On Private Education Loans	$ 333,857	$ 215,752
Greater Than 90 Days Past Due	1	33
Allowance For Uncollectible Accrued Interest	$ 4,076	$ 3,608